Document and Entity Information	Jan. 31, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Entity File Number	001-39598
Entity Registrant Name	XOS, INC.
Entity Central Index Key	0001819493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1550505
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $345.00 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $345.00 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ